RELATED PARTY TRANSACTIONS AND BALANCES - Transaction From Related Party (Details) - CNY (¥)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Revenues [Abstract]
Income of financing guarantees	¥ 11,872,472	¥ 17,438,596
Service Expenses provided by Related Parties [Abstract]
Payments for Other Fees	¥ 17,106,669	¥ 17,039,923
Escrow Service Expenses	8,479,875	17,218,612
Related Party Transaction, Expenses from Transactions with Related Party	¥ 825,228	¥ 825,228
Jinko Power Group [Member]
Revenues [Abstract]
Revenue from Related Parties	849,473	7,812,477
Revenue from Rental Services	1,632,960	1,632,960
Sweihan Pv [Member]
Revenues [Abstract]
Revenue from Related Parties	¥ 54,090,244	¥ 144,287,938